Investment properties - Summary of investment properties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Investment properties, net [Line Items]
Investment properties	₩ 257,806	₩ 363,108	₩ 675,391	₩ 675,391
Acquisition cost
Investment properties, net [Line Items]
Investment properties	410,475	513,986
Accumulated depreciation
Investment properties, net [Line Items]
Investment properties	₩ (152,669)	₩ (150,878)